Variable Interest Entities (Schedule of Total Assets and Liabilities of Consolidated Variable Interest Entities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 453,934	$ 3,935,587	$ 6,891,933	$ 11,935,746
Restricted cash	5,544,794	3,221,411
Accounts Receivable, net	1,554,937	19,830,742
Unbilled revenue	12,073,778	14,106,631
Other receivables	7,921,527	7,268,888
Inventories	2,772,485	8,349,688
Deposits on projects	317,632	1,401,206
Deferred cost of projects	12,111,069	11,825,423
Total current assets	61,546,672	88,361,017
Long-term unbilled revenue	26,870,908	28,371,625
Plant and equipment, net	514,473	1,425,660
Intangible assets, net	983,380	2,274,448
Total Assets	107,078,700	136,799,889
Current liabilities
Accounts payable	5,055,203	9,298,109
Costs accrual on projects	6,470,364	15,444,203
Advance from customers	60,216	990,319
Loans from third party companies and individuals	8,835,269	9,526,579
Other payables	733,968	443,275
Tax payables	2,027,525	3,006,252
Deferred income taxes	$ 1,480,100	1,387,968
Short-term bank borrowing		6,054,561
Total current liabilities	$ 46,246,719	64,855,240
Total Liabilities	49,725,417	69,023,741
Sales	7,771,575	40,646,547	62,572,803
Cost of sales	6,923,619	32,531,966	47,514,579
Total operating expenses	10,972,883	20,278,178	18,228,011
Net income (loss)	(6,330,089)	(13,933,160)	(2,264,074)
VIEs [Member]
Current liabilities
Short-term bank borrowing	0	6,054,561
Sales	(4,469,228)	28,819,374	38,666,647
Cost of sales	3,956,513	23,306,227	30,146,293
Total operating expenses	5,375,065	8,787,345	9,961,179
Net income (loss)	4,600,983	3,632,028	$ 1,788,241
VIEs [Member] | Yanyu [Member]
Current assets
Cash	83,442
Restricted cash	266,170
Accounts Receivable, net	1,918,376
Unbilled revenue	557,277
Other receivables	10,601,297
Inventories	1,314,186
Deposits on projects	1,848
Deferred cost of projects	14,035,122
Total current assets	28,777,718
Plant and equipment, net	24,557
Intangible assets, net	221,830
Total Assets	29,024,105
Current liabilities
Accounts payable	1,272,965
Costs accrual on projects	777,866
Advance from customers	$ 15,540,952
Loans from third party companies and individuals
Other payables	$ 6,284,332
Tax payables	$ 1,035,161
Deferred income taxes
Short-term bank borrowing
Total current liabilities	$ 24,911,276
Total Liabilities	$ 24,911,276
VIEs [Member] | Tranhold and Yanyu [Member]
Current assets
Cash		1,632,853
Restricted cash		178,211
Accounts Receivable, net		17,735,189
Unbilled revenue		1,732,585
Other receivables		15,764,603
Inventories		5,942,993
Deposits on projects		1,217,334
Deferred cost of projects		14,394,579
Total current assets		58,598,347
Plant and equipment, net		442,159
Intangible assets, net		969,069
Total Assets		60,009,575
Current liabilities
Accounts payable		5,445,937
Costs accrual on projects		8,062,678
Advance from customers		15,680,087
Loans from third party companies and individuals		463,908
Other payables		16,528,521
Tax payables		2,172,180
Deferred income taxes		246,987
Short-term bank borrowing		5,889,860
Total current liabilities		54,490,158
Total Liabilities		$ 54,490,158